united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/16

Item 1. Schedule of Investments.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	COMMON STOCK - 9.8%
	BEVERAGES - 1.0%
3,275	PepsiCo, Inc.	$ 356,222

	ENVIRONMENTAL CONTROL - 1.0%
5,515	Waste Management, Inc.	351,636

	HOUSEHOLD PRODUCTS / WARES - 1.9%
7,253	Church & Dwight Co., Inc.	347,564
2,795	Clorox Co.	349,878
		697,442
	INSURANCE - 3.9%
4,331	Arch Capital Group Ltd. *	343,275
1,806	Everest Re Group Ltd.	343,086
6,611	ProAssurance Corp.	346,945
3,023	Travelers Cos., Inc.	346,285
		1,379,591
	REITS - 2.0%
21,776	Apollo Commercial Real Estate Finance, Inc.	356,473
47,715	MFA Financial, Inc.	356,908
		713,381

	TOTAL COMMON STOCK (Cost - $3,503,508)	3,498,272

	EXCHANGE TRADED FUNDS - 86.3%
	ASSET ALLOCATION FUND - 4.4%
33,740	SPDR Barclays Convertible Securities ETF	1,564,186

	DEBT FUNDS - 77.5%
12,656	iShares 7-10 Year Treasury Bond ETF	1,415,953
12,577	iShares Core U.S. Aggregate Bond ETF	1,413,906
12,193	iShares iBoxx $ High Yield Corporate Bond ETF	1,063,961
53,101	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	5,283,550
224,673	PowerShares Emerging Markets Sovereign Debt Portoflio	6,881,734
56,304	PowerShares Fundamental High Yield Corporate Bond	1,062,457
153,253	SPDR Barclays High Yield ETF	5,627,450
70,418	SPDR Doubleline Total Return Tactical ETF	3,534,280
16,801	Vanguard Total Bond Market ETF	1,413,636
		27,696,927
	EQUITY FUNDS - 4.4%
7,297	iShares Select Dividend ETF	625,280
6,202	Schwab U.S. REIT ETF	264,515
22,151	SPDR Ssga Income Allocation ETF	702,696
		1,592,491

	TOTAL EXCHANGE TRADED FUNDS (Cost - $30,608,991)	30,853,604

	SHORT-TERM INVESTMENTS - 5.1%
	MONEY MARKET FUNDS - 5.1%
914,745	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.26% (a)	914,745
914,746	First American Government Obligations Fund 0.24% (a)	914,746
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,829,491)	1,829,491

	TOTAL INVESTMENTS - 101.2% (Cost - $35,941,990) (b)	$ 36,181,367
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2) %	(441,517)
	NET ASSETS - 100.0%	$ 35,739,850

	ETF - Exchange Traded Fund
	REIT - Real Estate Investment Trust
*	Non-Income producing investment.
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,989,701 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 316,959
	Unrealized Depreciation:	(125,293)
	Net Unrealized Appreciation:	$ 191,666

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	COMMON STOCKS - 79.1%
	AEROSPACE / DEFENSE - 0.8%
449	Northrop Grumman Corp.	$ 96,063

	APPAREL - 0.5%
3,094	Perry Ellis International, Inc. *	59,652

	AUTO MANUFACTURER - 1.8%
6,543	General Motors Co.	207,871

	BANKS - 9.4%
188	Banco Macro SA - ADR	14,711
2,124	Customers Bancorp, Inc.	53,440
13,645	Grupo Aval Acciones y Valores SA - ADR	120,485
7,080	International Bancshares Corp.	210,842
8,817	Itau CorpBanca - ADR	117,442
7,268	S&T Bancorp, Inc.	210,699
4,858	US Bancorp	208,360
896	Wells Fargo & Co.	39,675
3,937	Woori Bank - ADR	123,819
		1,099,473
	BEVERAGES - 1.1%
3,545	Vina Concha y Toro SA - ADR	123,579

	BUILDING MATERIALS - 1.4%
16,895	Cementos Pacasmayo SAA - ADR	159,151

	CHEMICALS - 1.5%
11,053	Chemours Co.	176,848

	COMMERCIAL SERVICES - 2.9%
7,634	HMS Holdings Corp. *	169,246
1,001	MarketAxess Holdings, Inc.	165,756
		335,002
	DISTRIBUTION / WHOLESALE - 0.8%
1,019	Pool Corp.	96,316

	DIVERSIFIED FINANCIAL SERVICES - 5.1%
1,476	CBOE Holdings, Inc.	95,719
1,724	CME Group, Inc.	180,192
9,545	Legg Mason, Inc.	319,567
		595,478
	ELECTRIC - 0.6%
676	Entergy Corp.	51,869
444	Pampa Energia SA - ADR *	14,386
		66,255
	ELECTRONICS - 1.6%
2,791	Amphenol Corp.	181,192

	ENERGY ALTERNATE SOURCES - 2.8%
11,527	Green Plains, Inc.	302,007
2,388	JA Solar Holdings Co. Ltd. - ADR	14,352
937	JinkoSolar Holding Co. Ltd. - ADR	14,805
		331,164
	FOREST PRODUCTS & PAPER - 0.6%
1,610	Domtar Corp.	59,779
2,172	Fibria Celulose SA - ADR	15,356
		75,135

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value
	HEALTHCARE - PRODUCTS - 4.1%
1,412	ABIOMED, Inc. *	$ 181,555
1,807	Align Technology, Inc.	169,406
4,954	Mazor Robotics Ltd. - ADR	128,160
		479,121
	HEALTHCARE - SERVICES - 0.5%
2,106	Healthways, Inc. *	55,725

	INSURANCE - 3.9%
730	Aflac, Inc.	52,465
2,556	American Financial Group, Inc.	191,700
1,048	Aspen Insurance Holdings Ltd.	48,826
412	Berkshire Hathaway, Inc. *	59,522
4,150	Maiden Holdings Ltd.	52,663
488	Reinsurance Group of America, Inc.	52,675
		457,851
	INTERNET - 3.8%
2,707	Alibaba Group Holding Ltd. * - ADR	286,374
3,107	Weibo Corp. - ADR *	155,785
		442,159
	LEISURE TIME - 1.5%
7,894	Nautilus, Inc. *	179,352

	MACHINERY - CONSTRUCTION & MINING - 1.1%
5,716	ABB Ltd. - ADR	128,667

	MACHINERY - DIVERSIFIED - 2.7%
3,192	Nordson Corp.	318,019

	MEDIA - 0.3%
1,404	Discovery Communications, Inc. *	37,796

	MISCELLANEOUS MANUFACTURING - 1.5%
3,789	Fabrinet *	168,951

	OIL & GAS - 1.6%
4,703	Atwood Oceanics, Inc.	40,869
435	Concho Resources, Inc. *	59,747
4,632	Ensco PLC	39,372
6,755	Noble Corp plc	42,827
		182,815
	PACKAGING & CONTAINERS - 2.7%
6,455	Greif, Inc.	320,103

	PHARMACEUTICALS - 3.0%
2,019	Galapagos NV - ADR *	130,549
7,828	Phibro Animal Health Corp.	212,765
		343,314
	REAL ESTATE - 0.5%
3,177	Forestar Group, Inc. *	37,203
2,400	Xinyuan Real Estate Co. Ltd. - ADR	15,168
		52,371
	REITS - 1.3%
539	Alexandria Real Estate Equities, Inc.	58,627
10,212	Capstead Mortgage Corp.	96,299
		154,926
	RETAIL - 5.5%
8,455	Best Buy Co., Inc.	322,812
20,822	Francesca's Holdings Corp. *	321,283
		644,095

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value
	SAVINGS & LOAN - 0.8%
6,155	Oritani Financial Corp.	$ 96,757

	SEMICONDUCTORS - 3.8%
5,634	Applied Materials, Inc.	169,865
2,310	NVIDIA Corp.	158,281
3,922	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	119,974
		448,120
	SOFTWARE - 6.7%
6,750	Acxiom Corp.	179,888
5,864	Changyou.com Ltd. - ADR	159,794
6,897	Momo, Inc. - ADR	155,182
1,182	NetEase, Inc. - ADR	284,602
		779,466
	TELECOMMUNICATIONS - 1.1%
2,441	China Telecom Corp. Ltd. - ADR	124,589

	TRANSPORTATION - 1.8%
4,477	Guangshen Railway Co. Ltd. - ADR	116,984
887	United Parcel Service, Inc.	97,002
		213,986

	TOTAL COMMON STOCKS (Cost - $9,247,994)	9,231,362

	EXCHANGE TRADED FUNDS - 9.7%
	EQUITY FUNDS - 9.7%
14,304	iShares MSCI Emerging Markets ETF	535,685
5,532	ProShares Ultra QQQ	478,739
1,238	ProShares Ultra Russell2000	117,412
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,137,229)	1,131,836

	SHORT-TERM INVESTMENTS - 16.0%
	MONEY MARKET FUNDS - 16.0%
935,880	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.26% (a)	935,880
935,880	First American Government Obligation Fund 0.24% (a)	935,880
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,871,760)	1,871,760

	TOTAL INVESTMENTS - 104.8% (Cost - $12,256,983) (b)	$ 12,234,958
	LIABILITIES IN EXCESS OF OTHER ASSETS - 4.8%	(565,429)
	NET ASSETS - 100.0%	$ 11,669,529

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
*	Non-Income producing investment
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $12,258,010 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 105,252
	Unrealized Depreciation:	(128,304)
	Net Unrealized Depreciation:	$ (23,052)

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares						Value
	EXCHANGE TRADED FUNDS - 78.9%
	EQUITY FUNDS - 78.9%
66,335	First Trust Dow Jones Internet Index Fund *					$ 5,410,283
85,669	First Trust Materials AlphaDEX Fund					2,929,880
288,122	iShares MSCI Emerging Markets ETF					10,790,169
43,366	iShares PHLX Semiconductor ETF					4,899,924
15,466	iShares Russell 2000 Growth ETF					2,302,887
64,806	iShares Russell 2000 Value ETF					6,788,429
31,126	iShares S&P Mid-Cap 400 Value ETF					4,139,758
13,269	iShares S&P Small-Cap 600 Value ETF					1,656,104
256,761	SPDR S&P Regional Banking ETF					10,853,287
70,689	VanEck Vectors Semiconductor ETF					4,910,765
74,492	Vanguard Materials ETF					7,964,685
11,271	Vanguard Small-Cap Growth ETF					1,485,292
50,486	WisdomTree SmallCap Dividend Fund					3,797,052
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $66,394,751)					67,928,515

	SHORT-TERM INVESTMENTS - 6.1%
	MONEY MARKET FUNDS - 6.1%
2,652,768	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.26% (a)					2,652,768
2,652,768	First American Government Obligations Fund 0.24% (a)					2,652,768
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,305,536)					5,305,536

	TOTAL INVESTMENTS - 85.0% (Cost - $71,700,287) (b)					$ 73,234,051
	OTHER ASSETS LESS LIABILITIES - 15.0%					12,881,065
	NET ASSETS - 100.0%					$ 86,115,116

	ETF - Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $71,712,118 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:					$ 1,853,620
	Unrealized Depreciation:					(331,687)
	Net Unrealized Appreciation:					$ 1,521,933

TOTAL RETURN SWAPS
Reference Entity	Number of Shares	Notional Amount at September 30, 2016	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
First Trust DJ Internet Index Fund ETF	134,890	11,001,628	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	$ 301,656
iShares MSCI Emering Markets Index ETF	226,701	8,489,952	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	325,194
iShares National NA Tec. Semi. Index Fund	60,008	6,780,304	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	467,502
iShares Russel 2000 Growth Index ETF	27,595	4,108,896	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	34,551
iShares Russel 2000 Value Index ETF	58,451	6,122,742	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	40,320
iShares S&P MidCap 400 Value Index	17,432	2,318,456	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	66,311
iShares S&P SmallCap 600 Value Idx (ETF)	59,658	7,445,915	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	340,838
SPDR reginal banking ETF	128,405	5,427,679	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	(47,454)
Vanguard Materials ETF	50,906	5,442,870	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	(118,428)
Vanguard Small Cap Growth ETF	38,214	5,035,841	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	(1,291)
Total						$ 1,409,199

(1)			Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	OPEN-END FUND MUTUAL FUNDS - 14.2%
	ASSET ALLOCATION FUND - 6.6%
14,110	Dreyfus Global Real Return Fund - Institutional Class	$ 211,368
17,041	Glenmede Secured Options Portfolio - Retail Class	212,501
13,961	Litman Gregory Masters Alternative Strategies - Investor Class	158,737
14,110	Putnam Absolute Return 700 Fund - Retail Class	159,584
		742,190
	EQUITY FUNDS - 7.6%
26,612	PIMCO EqS Long/Short Fund - Institutional Class	316,150
13,245	RMB Investors Trust - RMB Mendon Financial - Retail Class	212,450
13,187	Schwab Hedged Equity Fund - Institutional Class	213,234
8,531	Wasatch Long/Short Fund - Retail Class	107,746
		849,580

	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $1,599,158)	1,591,770

	EXCHANGE TRADED FUNDS - 64.8%
	ASSET ALLOCATION FUND - 0.9%
3,040	First Trust Exchange-Traded Fund III-First Trust	100,502

	CLOSE-ENDED FUND - 1.4%
6,129	Guggenheim MSCI Global Timber	152,735

	COMMODITY FUND - 1.3%
10,375	PowerShares DB Base Metals Fund *	145,769

	EQUITY FUNDS - 61.2%
2,530	AdvisorShares Morgan Creek Global Tactical ETF	60,227
17,286	EGShares India Infrastructure ETF	205,876
437	First Trust Dow Jones Internet Index Fund	35,642
8,076	First Trust ISE Water Index Fund	305,273
474	First Trust ISE-Revere Natural Gas Index Fund	12,523
12,105	First Trust Materials AlphaDEX Fund	413,991
7,721	First Trust North American Energy Infrastructure	195,496
7,863	First Trust S&P REIT Index Fund	190,363
868	First Trust Technology AlphaDEX Fund	31,899
4,006	Global X MSCI Colombia ETF	38,017
5,701	Global X Silver Miners ETF	253,580
1,212	Guggenheim S&P 500 Equal Weight Technology ETF	127,878
6,055	Guggenheim S&P Global Water Index ETF	187,160
391	Guggenheim S&P Spin-Off ETF	16,766
910	iShares Core MSCI Emerging Markets ETF	41,505
1,104	iShares Emerging Markets Dividend ETF	39,634
1,537	iShares Emerging Markets Infrastructure ETF	47,086
2,566	iShares Global Infrastructure ETF	106,643
4,055	iShares Global Materials ETF	216,902
2,160	iShares Global Tech ETF	239,134
666	iShares International Developed Property ETF	25,257
6,805	iShares MSCI All Peru Capped ETF	225,926
149	iShares MSCI Brazil Capped ETF	5,026
3,984	iShares MSCI BRIC ETF	136,492
459	iShares MSCI South Korea Capped ETF	26,682
2,703	iShares MSCI Taiwan ETF	42,437
419	iShares North American Tech ETF	51,793
3,533	iShares North American Tech-Multimedia Networking	144,747
888	iShares Real Estate 50 ETF	45,039
3,653	KraneShares CSI China Internet ETF	151,052
245	PowerShares DWA Basic Materials Momentum	14,220
452	PowerShares DWA Technology Momentum Portfolio	18,785
263	PowerShares FTSE RAFI Emerging Markets Portfolio	4,713
4,895	PowerShares Global Water Portfolio	109,012
513	PowerShares India Portfolio	10,634
9,364	PowerShares Water Resources Portfolio	230,417
1,022	Schwab Emerging Markets Equity ETF	23,567

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Uaundited) (Continued)
September 30, 2016
Shares				Value
	EQUITY FUNDS (Continued) - 61.2%
2,349	Schwab U.S. REIT ETF			$ 100,185
2,661	SPDR Morgan Stanley Technology ETF			159,500
2,284	SPDR S&P Emerging Asia Pacific ETF			188,247
90	SPDR S&P Emerging Latin America ETF			4,095
4,249	SPDR S&P Emerging Markets SmallCap ETF			183,387
2,501	SPDR S&P Global Infrastructure ETF			119,993
5,287	SPDR S&P Metals & Mining ETF			140,211
3,356	SPDR SSgA Global Allocation ETF			113,987
16,516	SPDR SSgA Income Allocation ETF			523,937
7,254	SPDR SSgA Multi-Asset Real Return ETF			178,448
7,145	VanEck Vectors Gold Miners ETF			188,842
312	VanEck Vectors High Income Infrastructure MLP ETF			4,727
3,066	VanEck Vectors India Small-Cap Index ETF			142,446
1,192	VanEck Vectors Indonesia Index ETF			28,084
607	VanEck Vectors Junior Gold Miners ETF			26,884
175	VanEck Vectors Semiconductor ETF			12,157
3,790	VanEck Vectors Steel ETF			117,679
1,690	Vanguard Global ex-U.S. Real Estate ETF			94,927
729	Vanguard Materials ETF			77,945
1,326	Vanguard REIT ETF			115,017
3,547	WisdomTree Emerging Markets SmallCap Dividend			148,087
5,370	WisdomTree Global ex-US Real Estate Fund			154,602
				6,854,781

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,258,647)			7,253,787

	SHORT-TERM INVESTMENTS - 22.5%
	MONEY MARKET FUNDS - 22.5%
1,259,005	Fidelity Institutional Money Market Funds - Government Portfolio 0.26% (a)			1,259,005
1,259,005	First American Government Obligations Fund 0.24% (a)			1,259,005
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,518,010)			2,518,010

	TOTAL INVESTMENTS - 101.5% (Cost - $11,375,815) (b)			$ 11,363,567
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5) %			(170,879)
	NET ASSETS - 100.0%			$ 11,192,688

	ETF - Exchange Traded Fund
	REIT - Real Estate Investment Trust
*	Non-Income producing investment
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $11,383,748 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 37,818
		Unrealized Depreciation:		(57,999)
		Net Unrealized Depreciation:		$ (20,181)
	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	September 30, 2016	Appreciation
13	NASDAQ 100 E-MINI Future	Dec-16	1,255,715	10,550

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 50.0%
	AIRLINES - 1.1%
1,000,000	Southwest Airlines Co.	2.6500	11/5/2020	$ 1,027,229

	APPAREL - 1.1%
1,000,000	Ralph Lauren Corp.	2.1250	9/26/2018	1,015,395

	AUTO MANUFACTUERS - 1.1%
1,000,000	Ford Motor Credit Co. LLC	1.5000	1/17/2017	1,001,934

	BANKS - 10.9%
1,000,000	Bank of America Corp.	5.6250	10/14/2016	1,001,140
1,000,000	Bank of New York Mellon Corp.	2.2000	5/15/2019	1,018,496
1,000,000	Capital One Financial Corp.	2.4500	4/24/2019	1,022,401
1,000,000	Citigroup, Inc.	2.5000	7/29/2019	1,021,044
1,000,000	Deutsche Bank AG/London	1.4000	2/13/2017	989,726
1,000,000	Goldman Sachs Group, Inc.	2.8750	2/25/2021	1,026,680
1,000,000	HSBC USA, Inc.	2.3500	3/5/2020	1,009,178
1,000,000	Huntington National Bank	2.2000	4/1/2019	1,011,002
1,000,000	Royal Bank of Canada	2.5000	1/19/2021	1,032,704
1,000,000	Toronto-Dominion Bank	2.0500	3/31/2021	990,925
				10,123,296
	BEVERAGES - 1.1%
1,000,000	Anheuser-Busch InBev Finance, Inc.	1.9000	2/1/2019	1,010,227

	BIOTECHNOLOGY - 1.1%
1,000,000	Celgene Corp.	2.3000	8/15/2018	1,014,001

	CHEMICALS - 1.1%
1,000,000	Monsanto Co.	1.1500	6/30/2017	996,379

	COMMERCIAL SERVICES - 1.1%
1,000,000	Western Union Co.	3.6500	8/22/2018	1,031,741

	DIVERSFIED FINANCIAL SERVICES - 1.1%
1,000,000	Murray Street Investment Trust I	4.6470	3/9/2017	1,012,610

	FOOD - 2.2%
1,000,000	General Mills, Inc.	2.2000	10/21/2019	1,021,233
1,000,000	Kroger Co.	2.2000	1/15/2017	1,003,070
				2,024,303
	HEALTHCARE - PRODUCTS - 2.2%
1,000,000	St Jude Medical, Inc.	2.8000	9/15/2020	1,031,745
1,000,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	1,022,659
				2,054,404
	HEALTHCARE - SERVICES - 3.3%
1,000,000	Aetna, Inc.	2.2000	3/15/2019	1,015,898
1,000,000	Laboratory Corp of America Holdings	2.2000	8/23/2017	1,006,802
1,000,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	1,012,694
				3,035,394
	INSURANCE - 4.4%
1,000,000	American International Group, Inc.	3.3750	8/15/2020	1,056,172
1,000,000	Marsh & McLennan Cos, Inc.	2.5500	10/15/2018	1,017,412
1,000,000	MetLife, Inc.	1.9030	12/15/2017	1,005,596
1,000,000	Prudential Financial, Inc.	2.3500	8/15/2019	1,021,017
				4,100,197
	INTERNET - 1.1%
1,000,000	Baidu, Inc.	2.7500	6/9/2019	1,026,148

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	LEISURE TIME - 1.2%
1,000,000	Carnival Crop.	3.9500	10/15/2020	$ 1,081,993

	MEDIA - 1.1%
1,000,000	Thomson Reuters Corp.	1.6500	9/29/2017	1,002,725

	OFFICE / BUSINESS EQUIPMENT - 1.0%
1,000,000	Xerox Corp.	2.8000	5/15/2020	995,175

	PHARMACEUTICALS - 3.9%
1,000,000	AbbVie, Inc.	1.8000	5/14/2018	1,004,482
1,000,000	AbbVie, Inc.	2.3000	5/14/2021	1,009,766
1,000,000	AstraZeneca PLC	1.9500	9/18/2019	1,015,090
550,000	Cardinal Health, Inc.	1.7000	3/15/2018	552,061
				3,581,399
	REAL ESTATE- 0.5%
500,000	Post Apartment Homes LP	4.7500	10/15/2017	515,999

	REITS - 1.1%
1,000,000	Ventas Realty LP	1.2500	4/17/2017	999,705

	RETAIL - 2.8%
1,000,000	CVS Health Corp.	1.9000	7/20/2018	1,010,120
500,000	Home Depot, Inc.	2.0000	4/1/2021	508,682
1,000,000	McDonald's Corp.	3.5000	7/15/2020	1,067,755
				2,586,557
	SEMICONDUCTORS - 2.2%
1,000,000	KLA-Tencor Corp.	3.3750	11/1/2019	1,036,713
1,000,000	Maxim Integrated Products, Inc.	2.5000	11/15/2018	1,015,776
				2,052,489
	TELECOMMUNICATIONS - 3.3%
1,000,000	AT&T, Inc.	2.4500	6/30/2020	1,019,363
1,000,000	Verizon Communications, Inc.	2.6250	2/21/2020	1,029,241
1,000,000	Vodafone Group PLC	1.5000	2/19/2018	999,664
				3,048,268

	TOTAL BONDS & NOTES (Cost - $45,879,756)			46,337,568

	CERTIFICATE OF DEPOSIT - 24.0%
	AUTO MANUFACTURERS - 2.2%
1,000,000	BMW Bank of North America	1.5000	6/18/2018	1,009,471
1,000,000	BMW Bank of North America	1.6000	1/22/2019	1,013,890
				2,023,361
	BANKS - 21.8%
1,000,000	Ally Bank	1.2500	11/27/2017	1,004,928
1,000,000	American Express Centurion Bank	2.0500	11/25/2019	1,026,880
1,000,000	Bank of India	0.7500	11/23/2016	1,000,222
1,000,000	BMO Harris Bank NA	0.9000	5/12/2017	1,002,034
1,000,000	Cadence Bank NA	1.2500	2/12/2018	1,007,290
1,000,000	Comenity Capital Bank	1.6500	3/18/2021	1,023,116
1,000,000	Compass Bank	1.3500	1/2/2018	1,006,464
1,000,000	Goldman Sachs Bank USA	2.2500	12/9/2020	1,036,710
1,000,000	Goldman Sachs Bank USA	2.0500	1/13/2020	1,029,414
1,000,000	HSBC Bank	1.2500	2/8/2021	1,005,685
1,000,000	JPMorgan Chase Bank	1.2500	2/10/2021	1,003,591
1,000,000	mBank/Manistique MI	1.1000	7/10/2017	1,003,581
1,000,000	Sallie Mae Bank	1.3500	12/18/2017	1,005,030
1,000,000	Sallie Mae Bank	2.1500	1/20/2021	1,040,212
1,000,000	State Bank of India	2.1500	12/16/2019	1,027,265
1,000,000	UBS Bank USA	1.6500	6/7/2021	1,008,490

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Principal Amount ($)			Interest Rate (%)	Maturity	Value
	BANKS (continued) - 21.8%
1,000,000	WebBank		1.2000	2/26/2019	$ 1,000,433
1,000,000	Wells Fargo Bank NA		1.5000	12/17/2018	1,014,654
1,000,000	WEX Bank		0.7500	12/16/2016	1,000,298
1,000,000	World's Foremost Bank		1.7000	6/9/2021	1,008,441
					20,254,738

	TOTAL CERTIFICATE OF DEPOSIT (Cost - $21,998,250)				22,278,099
Shares
	EXCHANGE TRADED FUNDS - 8.6%
	DEBT FUNDS - 8.1%
41,200	Guggenheim BulletShares 2017 Corporate Bond ETF				934,416
43,800	Guggenheim BulletShares 2018 Corporate Bond ETF				933,816
43,700	Guggenheim BulletShares 2019 Corporate Bond ETF				935,180
43,000	Guggenheim BulletShares 2020 Corporate Bond ETF				933,530
18,600	Guggenheim Enhanced Short Duration ETF *				933,720
8,800	iShares 1-3 Year Credit Bond ETF				930,688
30,400	SPDR Barclays Short Term Corporate Bond ETF				935,408
11,600	Vanguard Short-Term Bond ETF				937,628
					7,474,386
	EQUITY FUND - 0.5%
3,900	Powershares QQQ Trust Series 1				463,008

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,883,636)				7,937,394

	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUNDS - 1.2%
557,823	Fidelity Institutional Money Market Funds - Money Market Portfolio 0.26% (a)				557,823
557,824	STIT - Liquid Assets Portfolio 0.39% (a)				557,824
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,115,647)				1,115,647

	TOTAL INVESTMENTS - 83.8% (Cost - $76,877,289) (b)				$ 77,668,708
	OTHER ASSETS LESS LIABILITIES - 16.2%				15,065,176
	NET ASSETS - 100.0%				$ 92,733,884

REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
LP	Limited Partnership
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $76,881,318 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 884,653
				Unrealized Depreciation:	(97,263)
				Net Unrealized Appreciation:	$ 787,390
	FUTURES CONTRACTS
	OPEN SHORT FUTURES CONTRACTS
No. of			Notional Value at		Unrealized
Contracts	Name	Expiration	Setember 30, 2016		Appreciation
1,909	Nasdaq 100 E-Mini Future	December-16	$ 178,701,463		$ 7,244,682

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options on futures are valued at the final settled price or, in the absence of a settled price, at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board of Trustees (“the Board”). Forward foreign exchange contracts are valued by reference to the forward exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short--term debt obligations having 60 days or less remaining until maturity,, at time of purchase, may be valuedd at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fairr market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, theThis team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to eacha Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

The Funds utilizes various methods to measure the fair value of all of its their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for each Fund’s assets and liabilities measured at fair value:

QUANTIFIED MANAGED BOND FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 3,498,272			$ 3,498,272
Exchange Traded Funds	30,853,604	-	-	30,853,604
Short-Term Investments	1,829,491	-	-	1,829,491
Total Assets	$ 36,181,367	$ -	$ -	$ 36,181,367

QUANTIFIED ALL-CAP EQUITY FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 9,231,362	$ -	$ -	$ 9,231,362
Exchange Traded Funds	1,131,836	-	-	1,131,836
Short-Term Investments	1,871,760	-	-	1,871,760
Total Assets	$ 12,234,958	$ -	$ -	$ 12,234,958

QUANTIFIED MARKET LEADERS FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 67,928,515	$ -	$ -	$ 67,928,515
Short-Term Investments	5,305,536	-	-	5,305,536
Total Investments	$ 73,234,051	$ -	$ -	$ 73,234,051
Derivatives
Total Return Swaps	$ 1,576,372	$ -	$ -	$ 1,576,372
Total Assets	$ 74,810,423	$ -	$ -	$ 74,810,423
Liabilities - Derivatives
Total Return Swaps	$ (167,173)	$ -	$ -	$ (167,173)

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
QUANTIFIED ALTERNATIVE
Assets *	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$ 1,591,770	$ -	$ -	$ 1,591,770
Exchange Traded Funds	7,253,787	-	-	7,253,787
Short-Term Investments	2,518,010	-	-	2,518,010
Total Investments	$ 11,363,567	$ -	$ -	$ 11,363,567
Derivatives
Futures Contracts	10,550	-	-	10,550
Total Assets	$ 11,374,117	$ -	$ -	$ 11,374,117

QUANTIFIED STF
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes		$ 46,337,568	$ -	$ 46,337,568
Certificate of Deposit		22,278,099	-	22,278,099
Exchange Traded Funds	7,937,394	-	-	7,937,394
Short-Term Investments	1,115,647	-	-	1,115,647
Total Investments	$ 9,053,041	$ 68,615,667	$ -	$ 77,668,708
Derivatives
Futures Contracts	7,244,682	-	-	7,244,682
Total Assets	$ 16,297,723	$ 68,615,667	$ -	$ 84,913,390

* Refer to the Portfolio of Investment for classification.
The Fund's did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The notional value of the derivative instruments outstanding as of September 30, 2016 as disclosed in each Fund's Portfolio of Investments serve as indicators of the volume of derivative activity for each Fund.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Swap Contracts - Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal coure of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differntials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

A Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

A Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/16/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/16/16

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 11/16/16